UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

1221 John Q. Hammons Drive

Madison, WI 53717
(Name and address of agent for service)

608-824-8800

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.43%

Amusement, Gambling, and Recreation Industries - 2.25%
The Walt Disney Company	11,500	726,225
		726,225

Beverage and Tobacco Product Manufacturing - 3.73%
Constellation Brands, Inc. (a)	14,500	755,740
PepsiCo, Inc.	5,500	449,845
		1,205,585

Chemical Manufacturing - 9.18%
Abbott Laboratories	12,000	418,560
AbbVie, Inc.	14,000	578,760
E.I. du Pont de Nemours and Company	13,000	682,500
Johnson & Johnson	9,000	772,740
Merck & Company, Inc.	11,000	510,950
		2,963,510

Computer and Electronic Product Manufacturing - 6.82%
Apple, Inc.	1,000	396,080
Cisco Systems, Inc.	15,000	364,650
ION Geophysical Corporation (a)	45,000	270,900
Microchip Technology, Inc.	15,000	558,750
QUALCOMM, Inc.	10,000	610,800
		2,201,180

Couriers and Messengers - 1.74%
United Parcel Service, Inc. – Class B	6,500	562,120

Credit Intermediation and Related Activities - 10.81%
American Express Company	10,000	747,600
Bank of Montreal (b)	6,500	377,195
Citigroup, Inc.	12,000	575,640
Discover Financial Services	8,300	395,412
JPMorgan Chase & Company	14,000	739,060
Visa, Inc. - Class A	3,600	657,900
		3,492,807

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2013 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment, Appliance, and
Component Manufacturing - 2.03%
Emerson Electric Company	12,000	$654,480

Food Manufacturing - 1.10%
Mondelez International, Inc.	12,500	356,625

Food Services and Drinking Places - 1.53%
McDonald’s Corporation	5,000	495,000

Insurance Carriers and Related Activities - 3.46%
American International Group, Inc. (a)	15,000	670,500
Berkshire Hathaway, Inc. - Class B (a)	4,000	447,680
		1,118,180

Machinery Manufacturing - 2.30%
General Electric Company	32,000	742,080

Merchant Wholesalers, Nondurable Goods - 1.55%
The Procter & Gamble Company	6,500	500,435

Miscellaneous Manufacturing - 2.97%
3M Company	5,000	546,750
Medtronic, Inc.	8,000	411,760
		958,510

Other Information Services - 1.91%
Google Inc. (a)	700	616,259

Petroleum and Coal Products Manufacturing - 6.22%
BP PLC – ADR	11,000	459,140
Chevron Corporation	5,000	591,700
ConocoPhillips	10,000	605,000
Phillips 66	6,000	353,460
		2,009,300

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2013 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Pipeline Transportation - 1.87%
TransCanada Corporation (b)	14,000	$603,540

Professional, Scientific, and Technical Services - 0.86%
Exact Sciences Corporation (a)	20,000	278,200

Rental and Leasing Services - 1.68%
Ryder System, Inc.	8,900	541,031

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.31%
The Charles Schwab Corporation	20,000	424,600

Support Activities for Mining - 1.33%
Schlumberger Limited (b)	6,000	429,960

Telecommunications - 1.78%
Vodafone Group PLC – ADR	20,000	574,800

TOTAL COMMON STOCKS
(Cost $15,420,542)		21,454,427

EXCHANGE-TRADED FUNDS - 3.57%

Funds, Trusts, and Other Financial Vehicles - 3.57%
Alerian MLP ETF	40,000	714,000
SPDR S&P Homebuilders ETF	15,000	441,300
		1,155,300

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,095,798)		1,155,300

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2013 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS - 25.06%

Beverage and Tobacco Product Manufacturing - 1.78%
Lorillard Tobacco Company
6.875%, 05/01/2020	$500,000	$575,339

Computer and Electronic Product Manufacturing - 1.51%
Nokia Corporation
5.375%, 05/15/2019 (b)	500,000	488,750

Credit Intermediation and Related Activities - 3.12%
General Electric Capital Corporation
1.375%, 08/01/2017 (c)	500,000	495,118
Zions Bancorporation
3.700%, 02/15/2018	523,000	510,707
		1,005,825

Funds, Trusts, and Other Financial Vehicles - 3.27%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	538,336
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	518,521
		1,056,857

Health and Personal Care Stores - 1.05%
CVS Pass-Through Trust
6.943%, 01/10/2030	288,209	339,992

Merchant Wholesalers, Durable Goods - 1.65%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	532,237

Oil and Gas Extraction - 4.88%
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	500,000	499,023
Petrohawk Energy Corporation
7.250%, 08/15/2018	500,000	546,750
Plains Exploration & Production Company
6.625%, 05/01/2021	500,000	529,875
		1,575,648

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2013 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Professional, Scientific, and Technical Services - 1.64%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	$500,000	$530,454

Publishing Industries (Except Internet) - 2.35%
BMC Software, Inc.
4.500%, 12/01/2022	750,000	757,244

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 3.81%
The Goldman Sachs Group, Inc.
1.276%, 07/29/2013 (c)	500,000	499,000
3.000%, 10/30/2027 (c)	500,000	483,137
Morgan Stanley
4.000%, 09/22/2020 (c)	250,000	248,009
		1,230,146
TOTAL CORPORATE BONDS
(Cost $8,022,976)		8,092,492

U.S. GOVERNMENT NOTES - 1.55%

United States Treasury Notes
0.125%, 12/31/2013	500,000	500,000

TOTAL U.S. GOVERNMENT NOTES
(Cost $500,087)		500,000

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2013 (Unaudited) (Continued)

	Shares
SHORT-TERM INVESTMENTS - 3.27%

Money Market Funds - 3.27%
STIT-STIC Prime Portfolio 0.020% (c)	1,055,314	1,055,314

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,055,314)		1,055,314

Total Investments
(Cost $26,094,717) - 99.88%		$32,257,533

Other Assets in Excess of Liabilities - 0.12%		38,511

TOTAL NET ASSETS - 100.00%		$32,296,044

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of June 30, 2013.

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2013 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows**:

Cost of investments	$26,094,717
Gross unrealized appreciation	6,260,340
Gross unrealized depreciation	(97,524)
Net unrealized appreciation	$6,162,816

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.83%

Amusement, Gambling, and Recreation Industries - 3.09%
The Walt Disney Company	12,000	$757,800

Beverage and Tobacco Product Manufacturing - 6.07%
Constellation Brands, Inc. (a)	16,000	833,920
PepsiCo, Inc.	8,000	654,320
		1,488,240

Broadcasting (except Internet) - 2.05%
Sirius XM Radio Inc. (a)	150,000	502,500

Chemical Manufacturing - 7.40%
Abbott Laboratories	10,000	348,800
E. I. du Pont de Nemours and Company	14,000	735,000
Johnson & Johnson	8,500	729,810
		1,813,610

Computer and Electronic Product Manufacturing - 11.56%
Apple, Inc.	1,300	514,904
Cisco Systems, Inc.	19,000	461,890
International Business Machines Corporation	1,800	343,998
ION Geophysical Corporation (a)	60,000	361,200
Microchip Technology, Inc.	12,500	465,625
QUALCOMM, Inc.	11,200	684,096
		2,831,713

Couriers and Messengers - 1.77%
United Parcel Service, Inc. – Class B	5,000	432,400

Credit Intermediation and Related Activities - 13.24%
American Express Company	9,000	672,840
Citigroup, Inc.	13,500	647,595
Discover Financial Services	9,500	452,580
JPMorgan Chase & Company	14,000	739,060
Visa, Inc. - Class A	4,000	731,000
		3,243,075

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2013 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Food Manufacturing - 2.33%
Mondelez International, Inc.	20,000	$570,600

Food Services and Drinking Places - 2.42%
McDonald’s Corporation	6,000	594,000

Insurance Carriers and Related Activities - 3.10%
American International Group, Inc. (a)	17,000	759,900

Machinery Manufacturing - 3.12%
General Electric Company	33,000	765,270

Merchant Wholesalers, Nondurable Goods - 1.54%
W.W. Grainger, Inc.	1,500	378,270

Miscellaneous Manufacturing - 4.75%
3M Company	5,000	546,750
Medtronic, Inc.	12,000	617,640
		1,164,390

Nonstore Retailers - 1.69%
eBay, Inc. (a)	8,000	413,760

Other Information Services - 2.87%
Google Inc. (a)	800	704,296

Petroleum and Coal Products Manufacturing - 8.39%
BP PLC – ADR	10,000	417,400
Chevron Corporation	4,500	532,530
ConocoPhillips	10,000	605,000
Phillips 66	8,500	500,735
		2,055,665
Pipeline Transportation - 2.11%
TransCanada Corporation (b)	12,000	517,320

Professional, Scientific, and Technical Services - 2.27%
Exact Sciences Corporation (a)	40,000	556,400

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2013 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Rental and Leasing Services - 2.85%
Ryder System, Inc.	11,500	$699,085

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 2.17%
The Charles Schwab Corporation	25,000	530,750

Support Activities for Mining - 2.11%
Schlumberger Limited (b)	7,200	515,952

Telecommunications - 2.41%
Vodafone Group PLC – ADR	20,500	589,170

Water Transportation - 2.52%
Carnival Corporation (b)	18,000	617,220

TOTAL COMMON STOCKS
(Cost $17,084,992)		22,501,386

EXCHANGE-TRADED FUNDS - 5.09%

Funds, Trusts, and Other Financial Vehicles - 5.09%
Schwab U.S. Small-Cap ETF	15,000	659,850
SPDR S&P Homebuilders ETF	20,000	588,400
		1,248,250

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,156,081)		1,248,250

SHORT-TERM INVESTMENTS - 1.15%

Money Market Funds - 1.15%
STIT-STIC Prime Portfolio 0.020% (c)	280,760	280,760
		280,760

TOTAL SHORT-TERM INVESTMENTS
(Cost $280,760)		280,760

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2013 (Unaudited) (Continued)

Value
Total Investments
(Cost $18,521,833) - 98.07%	$24,030,396

Other Assets in Excess of Liabilities - 1.93%	472,846

TOTAL NET ASSETS - 100.00%	$24,503,242

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows**:

Cost of investments	$18,521,833
Gross unrealized appreciation	5,614,266
Gross unrealized depreciation	(105,703)
Net unrealized appreciation	$5,508,563

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

June 30, 2013 (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, and exchange-traded funds, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and municipal bonds, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing services include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Wisconsin Capital Funds, Inc.
Notes to Schedules of Investments
June 30, 2013 (Unaudited) (Continued)

The following is a summary of the inputs used, as of June 30, 2013, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$21,454,427	$-	$-	$21,454,427
Exchange-Traded Funds*	1,155,300	-	-	1,155,300
Corporate Bonds*	-	8,092,492	-	8,092,492
U.S. Government Notes	-	500,000	-	500,000
Money Market Funds	1,055,314	-	-	1,055,314
Total	$23,665,041	$8,592,492	$-	$32,257,533

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$22,501,386	$-	$-	$22,501,386
Exchange-Traded Funds*	1,248,250	-	-	1,248,250
Money Market Funds	280,760	-	-	280,760
Total	$24,030,396	$-	$-	$24,030,396

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of June 30, 2013, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Vice President/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wisconsin Capital Funds, Inc.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President
(Principal Executive Officer)

Date	8/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President
(Principal Executive Officer)

Date	8/22/2013

By (Signature and Title)*	/s/ Timothy R. O’Brien
Timothy R. O’Brien, Chief Financial Officer
(Principal Accounting Officer)

Date	8/22/2013

* Print the name and title of each signing officer under his or her signature.